Fair Values of Derivatives Designated As Hedge Instruments (Detail) (Designated as Hedging Instrument, Interest Rate Swap, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Derivative liabilities at fair value	$ 44,454	$ 51,235
Current Liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities at fair value	17,017	20,466
Other LongTerm Liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities at fair value	$ 27,437	$ 30,769